Derivative instruments and hedging activities (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies
Derivatives, Offsetting Fair Value Amounts, Policy	Pursuant to the Corporation’s accounting policy, the fair value of derivatives is not offset with the fair value of other derivatives held with the same counterparty even if these agreements allow a right of set-off. In addition, the fair value of derivatives is not offset with the amounts for the right to reclaim financial collateral or the obligation to return financial collateral.